Long-Term Debt (Schedule Of Convertible Notes Payable) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Convertible notes, net	$ 4,280	$ 2,895	$ 3,018
Convertible Notes Dated January 8, 2020 [Member]
Debt Instrument [Line Items]
Interest rate	2.00%
Convertible Debt [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.13
Total principal balance	$ 4,280	2,895	3,865
Less Unamortized discount			847
Convertible notes, net		$ 2,895	3,018
Interest rate	12.00%
Convertible Debt [Member] | Convertible Notes Dated September 10, 2018 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.40	$ 0.40
Effective Interest Rate	8.00%	8.00%
Total principal balance	$ 200	$ 200	600
Convertible Debt [Member] | Convertible Note Dated September 19, 2018 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.57	$ 0.57
Effective Interest Rate	8.00%	8.00%
Total principal balance	$ 425	$ 425	425
Convertible Debt [Member] | Convertible Notes Dated February/March 2019 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.25	$ 0.25
Effective Interest Rate	8.00%	8.00%
Total principal balance	$ 750	$ 750	1,300
Convertible Debt [Member] | Convertible Note Dated June/July 2019 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.10	$ 0.10
Effective Interest Rate	8.00%	8.00%
Total principal balance	$ 295	$ 320	340
Convertible Debt [Member] | Convertible Note Dated July 18, 2019 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.08	$ 0.08
Effective Interest Rate	7.50%	7.50%
Total principal balance	$ 700	$ 700	700
Convertible Debt [Member] | Convertible Note Dated September 13, 2019 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.10	$ 0.10
Effective Interest Rate	8.00%	8.00%
Total principal balance	$ 50	$ 50	50
Convertible Debt [Member] | Convertible Notes Dated January 8, 2020 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.13	$ 0.13
Effective Interest Rate	8.00%	8.00%
Total principal balance	$ 450	$ 450	$ 450
Convertible Debt [Member] | Convertible Note Dated May/June 2022 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.13
Effective Interest Rate	8.00%
Total principal balance	$ 1,410